Financial Assets And Financial Liabilities - Summary of Financial assets by class and category (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	€ 149,598	€ 124,956
Financial assets measured at FVTPL	5,296	5,030
Financial assets measured at FVTOCI	201	239
Total	155,095	130,225
Trade And Other Financial Receivable [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	41,875	39,827
Total	41,875	39,827
Trade And Other Financial Receivable [Member] | Customer Sales And Services [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	41,089	39,797
Total	41,089	39,797
Trade And Other Financial Receivable [Member] | Other Receivables [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	579	16
Total	579	16
Trade And Other Financial Receivable [Member] | Loans To Employees [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	207	14
Total	207	14
Non Current Financial Assets [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	1,644	1,133
Total	1,644	1,133
Non Current Financial Assets [Member] | Guarantee Deposit [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	1,644	1,133
Total	1,644	1,133
Other Current Financial Assets [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	525	688
Financial assets measured at FVTPL	5,296	5,030
Financial assets measured at FVTOCI	201	239
Total	6,022	5,957
Other Current Financial Assets [Member] | Loans Granted To Joint Venture [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	128	128
Financial assets measured at FVTPL	5,296	5,030
Financial assets measured at FVTOCI	201	239
Total	5,625	5,397
Other Current Financial Assets [Member] | Guarantee Deposit [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	397	560
Total	397	560
Cash And Cash Equivalents [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	105,554	83,308
Total	€ 105,554	€ 83,308